Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of securities that have been excluded from the calculation of weighted-average common shares outstanding	The following common share equivalent securities have been excluded from the calculation of weighted-average common shares outstanding because the effect is anti-dilutive:

	September 30,	September 30,
Anti-dilutive common share equivalents	2021	2020
Stock options	2,824	3,026
Restricted stock units	7,669	1,301
Warrants	13,242	—
Total anti-dilutive common share equivalents	23,735	4,327

	December 31,
	2020	2019
Anti-dilutive common share equivalents:
Stock options	2,978	2,159
Restricted stock units	2,545	—
Total anti-dilutive common share equivalents	5,523	2,159

Summary of basic and diluted net loss per common share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(17,268)	$(5,683)	$(77,799)	$(8,130)
Denominator:
Weighted-average common shares outstanding, basic and diluted	100,437	41,558	93,823	35,960
Net loss per common share, basic and diluted	$(0.17)	$(0.14)	$(0.83)	$(0.23)

	Year Ended
	December 31,
	2020	2019
Numerator:
Net loss	$(17,448)	$(2,746)
Denominator:
Weighted-average common shares outstanding, basic and diluted	38,072	25,571
Net loss per common share, basic and diluted	$(0.46)	$(0.11)